Consolidated Statements of Cash Flows € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (48,058,000)	$ (39,258,000)	$ (26,259,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation for property, plant and equipment	1,229,000	1,270,000	2,454,000
Amortization of intangible assets	28,000	1,061,000	1,287,000
Reduction in the carrying amount of the right-of-use assets	1,036,000	1,119,000	988,000
(Gain) loss on disposal of long-lived assets	7,000	(479,000)
Write-down of inventories	1,149,000	4,797,000	0
Impairment of intangible assets		696,000
Share-based compensation expense	2,986,000	1,306,000	7,217,000
Change in fair value of investments	179,000	(1,696,000)	581,000
Share of net loss of an equity investee	2,187,000	1,189,000	48,000
Gain from extinguishment of investment in a convertible loan			(474,000)
Impairment loss of long-term investments			2,009,000
Changes in operating assets and liabilities:
Accounts receivable	11,253,000	(5,794,000)	3,422,000
Receivable from a related party		587,000	(587,000)
Inventories	2,505,000	5,828,000	(9,739,000)
Prepaid expenses and other	9,000	319,000	701,000
Accounts payable	(1,658,000)	(1,715,000)	1,149,000
Accrued liabilities and other liabilities	6,394,000	1,546,000	(876,000)
Income tax payable			(1,888,000)
Net cash used in operating activities	(20,754,000)	(29,224,000)	(19,967,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(16,000)	(223,000)	(204,000)
Proceeds from sale of intangible assets		500,000
Purchase of intangible assets	(13,000)	(17,000)	(2,037,000)
Proceeds from sales of equity securities	2,604,000	467,000
Cash paid to acquire equity interests in an equity method investee	(1,624,000)	(1,370,000)
Purchase of short term investments and term deposits		(1,407,000)	(51,754,000)
Proceeds from sales or maturity of short term investments and term deposits		13,294,000	43,322,000
Proceeds from extinguishment of investment in a convertible loan			1,000,000
Net cash provided by (used in) investing activities	951,000	11,244,000	(9,673,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares	5,878,000	15,000,000
Payment of issuance costs	(681,000)	(960,000)
Proceeds from issuance of convertible note	5,000,000
Proceeds from exercise of share options	56,000	2,112,000	109,000
Dividend payment to Wuxi LP		(718,000)	(738,000)
Proceeds from bank borrowings	1,001,000
Repurchase of ordinary shares			(278,000)
Net cash provided by (used in) financing activities	11,254,000	15,434,000	(907,000)
Effect of exchange rate change on cash and cash equivalents	713,000	(1,069,000)	518,000
Net decrease in cash and cash equivalents	(7,836,000)	(3,615,000)	(30,029,000)
Cash and cash equivalents at beginning of year	13,468,000	17,083,000	47,112,000
Cash and cash equivalents at end of year	5,632,000	13,468,000	17,083,000
Supplemental disclosure of cash flow information:
Interest paid	$ 4,000
Income taxes paid			1,807,000
Non-cash investing and financing activities:
Payables related to property, plant and equipment		$ 8,000	99,000
Exchange of redeemable noncontrolling interest to long term borrowing (Note 11)			$ 18,895,000